Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Income, Net [Abstract]
Schedule Of Financial Income, Net

	Year ended December 31,
	2012	2011	2010
Currency gains, net	$61	$650	$1,989
Income from marketable securities and deposits	1,599	1,347	1,165
Other	(813)	(654)	(555)

	$847	$1,343	$2,599